UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report
March 31, 2025

WESTERN ASSET
HIGH INCOME
OPPORTUNITY FUND
INC. (HIO)

Fund objectives
The Fund seeks high current income. Capital appreciation is a secondary objective.

In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.
What’s inside

II
Western Asset High Income Opportunity Fund Inc.

Letter from the president
Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset High Income Opportunity Fund Inc. for the six-month reporting period ended March 31, 2025. Please read on for Fund performance information during the Fund’s reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
April 30, 2025
Western Asset High Income Opportunity Fund Inc.

III

Performance review
For the six months ended March 31, 2025, Western Asset High Income Opportunity Fund Inc. returned 0.56% based on its net asset value (NAV)i and 3.63% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmark, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Indexii, returned 1.18% for the same period.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.21 per share. As of March 31, 2025, the Fund estimates that 75% of the distributions were sourced from net investment income and 25% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of March 31, 2025. Past performance is no guarantee of future results.

Performance Snapshot as of March 31, 2025 (unaudited)
Price Per Share	6-Month Total Return**
$4.04 (NAV)	0.56%†
$3.98 (Market Price)	3.63%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
Looking for additional information?
The Fund is traded under the symbol “HIO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XHIOX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV
Western Asset High Income Opportunity Fund Inc.

issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset High Income Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
April 30, 2025
RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk and interest rate risk. The Fund may invest in lower-rated high yield bonds, commonly known as “junk bonds,” which are subject to greater credit risk (risk of default) and liquidity risk than higher-rated obligations. The Fund is also permitted purchases of equity securities. Equity securities generally have greater price volatility than fixed income securities. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. In addition, the Fund may invest in foreign securities, which are subject to certain risks of overseas investing, including currency fluctuations and changes in political, social and economic conditions, which could result in significant fluctuations. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events,
Western Asset High Income Opportunity Fund Inc.

V

Performance review (cont’d)
investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VI
Western Asset High Income Opportunity Fund Inc.

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

As of March 31, 2025
As of September 30, 2024
25%
20%
15%
10%
5%
0%
19.0
20.2
16.2
15.7
15.1
16.4
11.0
11.8
9.4
9.1
8.4
8.0
6.3
1.6
5.3
4.0
3.8
4.1
1.7
1.6
1.3
3.2
1.2
2.3
0.3
0.5
0.1
0.0
0.9
1.5
Consumer discretionary
Communication services
Energy
Industrials
Financials
Health care
Asset-backed securities
Information technology
Materials
Real estate
Sovereign bonds
Utilities
Consumer staples
Collateralized mortgage obligations
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of March 31, 2025, and September 30, 2024, and does not include derivatives, such as swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited)
March 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 81.9%
Communication Services — 14.5%
Diversified Telecommunication Services — 2.7%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,050,000	$789,308 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,690,000	3,437,318 (a)
Altice France Holding SA, Senior Secured Notes	8.000%	5/15/27	720,000 EUR	238,209 (b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,770,000	813,360 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	1,230,000	361,317 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	750,000	588,565 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,890,000	1,500,283 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	939,000	859,909 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	1,760,000	1,963,792 (a)
Total Diversified Telecommunication Services				10,552,061
Entertainment — 0.5%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	1,830,000	1,883,948 (a)
Interactive Media & Services — 0.3%
Snap Inc., Senior Notes	6.875%	3/1/33	1,130,000	1,130,937 (a)
Media — 6.4%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	700,000	726,114 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,360,000	1,181,566
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	4,360,000	3,589,348 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,520,000	5,178,537
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	500,000	477,868 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	760,000	730,398 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,458,000	2,260,604
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	3,795,850	3,991,917
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	2,035,789	1,849,756 (c)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	760,000	608,114 (a)
Sirius XM Radio LLC, Senior Notes	4.125%	7/1/30	130,000	115,594 (a)
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	1,000,000	$857,991 (a)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,000,000 GBP	2,398,547 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	680,000	591,657 (a)
Total Media				24,558,011
Wireless Telecommunication Services — 4.6%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,550,000	1,504,225 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,080,000	1,508,889 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,410,000	687,978 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	5,670,000	4,118,740 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,338,726
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000	7,110,861
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	500,000	435,170 (a)
Total Wireless Telecommunication Services				17,704,589

Total Communication Services				55,829,546
Consumer Discretionary — 16.5%
Automobile Components — 2.2%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	490,000	459,247 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	2,893,000	2,812,764
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	600,000	606,240 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,840,000	1,893,227 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	390,000	383,552 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	1,220,000	1,175,576 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,278,000	1,187,209 (a)
Total Automobile Components				8,517,815
Automobiles — 1.4%
Ford Motor Co., Senior Notes	3.250%	2/12/32	500,000	412,287
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	820,000	705,786
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,530,000	1,454,208 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,840,000	2,712,202 (a)
Total Automobiles				5,284,483
Broadline Retail — 0.2%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	790,000	850,769 (a)
Diversified Consumer Services — 0.6%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000	548,746 (a)
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified Consumer Services — continued
Service Corp. International, Senior Notes	7.500%	4/1/27	1,825,000	$1,890,435
Total Diversified Consumer Services				2,439,181
Hotels, Restaurants & Leisure — 9.9%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,600,000 EUR	2,799,080 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	980,000	976,795 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	5,780,000 EUR	5,528,291
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,300,000	3,264,269 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,367,000	1,259,746 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,871,000	1,951,156 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	3,750,000	3,740,497 (a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	900,000 GBP	1,230,789 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,980,000	2,970,261 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,840,000	1,833,554 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	970,000	953,154 (a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,000,000	995,565 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	3,000,000	3,207,018 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	2,550,000	2,512,353 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	140,000	136,659 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,970,000	1,896,581 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,054,000	974,845 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,730,000	1,791,389 (a)
Total Hotels, Restaurants & Leisure				38,022,002
Specialty Retail — 2.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	2,000,000	1,956,620 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	1,070,000	902,389 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,800,000	1,244,696 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	560,000	514,704 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	1,700,000	1,705,289
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,380,000	1,306,642 (a)
Total Specialty Retail				7,630,340
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	920,000	$746,570 (a)

Total Consumer Discretionary				63,491,160
Energy — 15.0%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	850,000	850,044 (a)
Oil, Gas & Consumable Fuels — 14.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	500,000	517,616 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	1,990,000	1,981,379 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	660,000	685,728 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	280,000	277,202 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,110,000	2,889,834
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	1,910,000	1,891,417 (d)(e)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	943,000	914,176 (a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	780,000	843,317 (a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	230,000	221,316 (a)
Expand Energy Corp., Senior Notes	4.750%	2/1/32	750,000	710,064
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	1,140,000	1,169,412 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	7,919,358
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.052%	9/30/29	558,919	550,535 (a)(e)(f)(g)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	1,719,113 (a)
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	4,396,000	4,405,607
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	753,497
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,059,439
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	1,940,000	1,933,848 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,370,000	4,308,218
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,128,176 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	707,355
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	638,234
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	320,000	325,759 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,114,204 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	410,000	418,754 (a)
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,610,000	$2,478,923 (a)(d)(e)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	3,260,000	3,464,435 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	780,000	743,487 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	340,000	324,640
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	919,365
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,410,000	5,468,090
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	691,210
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,141,729
YPF SA, Senior Notes	6.950%	7/21/27	530,000	526,747 (a)
Total Oil, Gas & Consumable Fuels				56,842,184

Total Energy				57,692,228
Financials — 8.2%
Banks — 3.2%
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,470,000	1,517,784 (a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,331,237 (a)(d)(e)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,440,000	1,640,714 (e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,800,000	2,808,306 (a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	2,060,000	2,068,409 (d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,840,000	1,914,104 (d)(e)
Total Banks				12,280,554
Capital Markets — 0.5%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,000,000	911,882 (b)
Credit Suisse AG AT1 Claim	—	—	10,560,000	0 *(f)(g)(h)
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	640,000	$668,627 (a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	510,000	555,155 (a)(d)(e)
Total Capital Markets				2,135,664
Consumer Finance — 0.6%
FirstCash Inc., Senior Notes	4.625%	9/1/28	1,000,000	955,729 (a)
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,411,045
Total Consumer Finance				2,366,774
Financial Services — 2.5%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	460,000	479,176 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	1,160,000 GBP	1,593,537 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	2,000,000	2,109,654 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,640,000	2,713,960 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	780,000	802,044 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	770,000	757,029 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	380,000	376,537 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	880,000	772,016 (a)
Total Financial Services				9,603,953
Insurance — 0.6%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	1,150,000	1,134,515 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,109,074 (a)
Total Insurance				2,243,589
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	750,000	680,854 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	780,000	800,592 (a)
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage Real Estate Investment Trusts (REITs) — continued
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	1,500,000	$1,467,446 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				2,948,892

Total Financials				31,579,426
Health Care — 7.1%
Health Care Providers & Services — 4.7%
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	500,000	477,860 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	500,000	444,874 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	2,440,000	1,931,678 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,540,000	2,505,509 (a)
HCA Inc., Senior Notes	7.690%	6/15/25	170,000	170,860
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000	6,562,287
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	1,200,000	1,306,031 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	990,000	1,007,702 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,710,000	1,712,131
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	1,890,000	1,882,534
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000	256,140
Total Health Care Providers & Services				18,257,606
Pharmaceuticals — 2.4%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,680,000	1,671,520 (a)(i)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	10,000	9,514 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	210,000	140,536 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	2,770,000	2,239,988 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	1,000,000	1,043,776 (a)
Par Pharmaceutical Inc., Escrow	—	—	70,000	0 *(a)(f)(g)(h)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	880,000	860,576
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,150,000	1,283,147
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	2,550,000	1,845,608
Total Pharmaceuticals				9,094,665

Total Health Care				27,352,271
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 9.2%
Aerospace & Defense — 1.7%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	380,000	$384,455 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	190,000	192,430 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	2,990,000	3,068,993 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	500,000	502,326 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	260,000	259,200 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	875,000	901,327 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	1,020,000	1,034,274 (a)
Total Aerospace & Defense				6,343,005
Building Products — 0.6%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	500,000	499,651 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,700,000	1,712,180 (a)
Total Building Products				2,211,831
Commercial Services & Supplies — 2.9%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	280,000	271,931
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,330,000	3,529,204
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,460,000	1,588,220
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	1,210,000	1,272,241
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	950,000	980,459 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	1,770,000	1,854,599 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,840,000	1,824,390 (a)
Total Commercial Services & Supplies				11,321,044
Construction & Engineering — 0.8%
Arcosa Inc., Senior Notes	6.875%	8/15/32	620,000	629,082 (a)
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	210,000	200,195 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,070,000	2,281,426 (a)
Total Construction & Engineering				3,110,703
Ground Transportation — 0.6%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,290,000	1,154,990 (a)
XPO Inc., Senior Notes	7.125%	2/1/32	1,000,000	1,025,493 (a)
Total Ground Transportation				2,180,483
Machinery — 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,730,000	1,713,318
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 1.8%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	5,510,000	$5,597,175 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/6/30	1,517,297	1,352,291 (a)(c)
Total Passenger Airlines				6,949,466
Trading Companies & Distributors — 0.4%
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	376,000	374,966
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,000,000	1,001,875 (a)
Total Trading Companies & Distributors				1,376,841

Total Industrials				35,206,691
Information Technology — 4.7%
Communications Equipment — 2.6%
CommScope LLC, Senior Notes	7.125%	7/1/28	190,000	168,314 (a)
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	1,566,000	1,394,209 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	3,000,000	3,092,760 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	4,490,000	4,099,275 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,400,000	1,058,922 (a)
Total Communications Equipment				9,813,480
Electronic Equipment, Instruments & Components — 0.5%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	450,000	464,409 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	1,370,000	1,380,866 (a)
Total Electronic Equipment, Instruments & Components				1,845,275
IT Services — 0.4%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	940,000	925,677 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	800,000	806,989 (a)
Total IT Services				1,732,666
Software — 0.9%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	1,870,000	1,903,389 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	560,000	558,853 (a)
Open Text Corp., Senior Notes	3.875%	2/15/28	1,000,000	942,897 (a)
Total Software				3,405,139
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	610,000	633,830 (a)
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Technology Hardware, Storage & Peripherals — continued
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	$393,112
Total Technology Hardware, Storage & Peripherals				1,026,942

Total Information Technology				17,823,502
Materials — 3.8%
Chemicals — 0.4%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	450,000	310,254 (b)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	1,320,000	1,353,805 (a)
Total Chemicals				1,664,059
Containers & Packaging — 0.9%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,326,400	86,216 (a)(c)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	1,170,000	997,870 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,578,000	730,463 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,510,000	698,986 (a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	750,000	800,107
Total Containers & Packaging				3,313,642
Metals & Mining — 2.5%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	650,000	648,014 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	920,000	968,664 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,920,000	2,992,898 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	3,940,000	3,997,154 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,010,000	947,900
Total Metals & Mining				9,554,630

Total Materials				14,532,331
Real Estate — 1.7%
Diversified REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	460,000	468,949 (a)
Health Care REITs — 0.0%††
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	240,000	184,031
Hotel & Resort REITs — 0.8%
Service Properties Trust, Senior Notes	3.950%	1/15/28	226,000	205,132
Service Properties Trust, Senior Notes	8.875%	6/15/32	2,770,000	2,744,544
Total Hotel & Resort REITs				2,949,676
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — 0.4%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	320,973	$25,723 (b)(c)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	249,633	6,865 (b)(c)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	327,015	8,175 (b)(c)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	450,290	3,377 (b)(d)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	122,116	1,947 (b)(c)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	2,016,000	198,576 *(b)(j)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	420,000	446,321 (a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	880,000	897,204 (a)
Total Real Estate Management & Development				1,588,188
Specialized REITs — 0.4%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	1,340,000	1,371,515 (a)

Total Real Estate				6,562,359
Utilities — 1.2%
Electric Utilities — 1.0%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	940,000	941,335 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	920,000	964,284 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,840,000	1,876,967 (a)
Total Electric Utilities				3,782,586
Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	940,000	968,585 (a)

Total Utilities				4,751,171
Total Corporate Bonds & Notes (Cost — $302,148,491)				314,820,685
Senior Loans — 8.0%
Communication Services — 1.4%
Interactive Media & Services — 0.7%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.949%	10/26/29	1,027,372	1,022,236 (e)(k)(l)
X Corp., Term Loan B3	9.500%	10/26/29	1,540,000	1,581,803 (k)(l)
Total Interactive Media & Services				2,604,039
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — 0.7%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000%	1/2/28	1,555,000	$1,427,358 (k)(l)
Getty Images Inc., Dollar Term Loan B1	11.250%	2/21/30	120,000	119,550 (g)(k)(l)
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	10.209%	5/1/29	1,364,580	1,112,699 (e)(k)(l)
Total Media				2,659,607

Total Communication Services				5,263,646
Consumer Discretionary — 2.3%
Automobile Components — 0.5%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.825%	5/6/30	997,500	985,530 (e)(k)(l)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.552%	3/30/27	1,067,372	994,657 (e)(k)(l)
Total Automobile Components				1,980,187
Diversified Consumer Services — 0.5%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. Term SOFR + 2.000%)	6.325%	10/13/30	995,006	991,952 (e)(k)(l)
WW International Inc., Initial Term Loan (3 mo. Term SOFR + 3.762%)	8.052%	4/13/28	4,350,000	1,126,650 (e)(k)(l)
Total Diversified Consumer Services				2,118,602
Hotels, Restaurants & Leisure — 1.3%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.075%	9/20/30	992,500	984,793 (e)(k)(l)
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.250%)	6.563%	2/6/31	2,013,337	2,003,270 (e)(k)(l)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.500%)	7.825%	1/27/29	1,234,097	1,216,881 (e)(k)(l)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.325%	3/14/31	742,500	739,486 (e)(k)(l)
Total Hotels, Restaurants & Leisure				4,944,430

Total Consumer Discretionary				9,043,219
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.549%	3/31/28	1,234,088	1,230,528 (e)(k)(l)

Financials — 0.7%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.325%	8/2/28	592,150	589,373 (e)(k)(l)
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.325%	3/12/29	466,481	$465,230 (e)(k)(l)
Financial Services — 0.4%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.299%	1/31/31	997,500	992,203 (e)(k)(l)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.825%	7/31/31	696,504	693,287 (e)(k)(l)
Total Financial Services				1,685,490

Total Financials				2,740,093
Health Care — 1.2%
Health Care Equipment & Supplies — 0.6%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.575%	10/23/28	2,157,678	2,156,027 (e)(k)(l)
Health Care Providers & Services — 0.6%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.052%	5/16/31	2,487,515	2,418,064 (e)(k)(l)

Total Health Care				4,574,091
Industrials — 1.4%
Aerospace & Defense — 0.2%
TransDigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	6.799%	2/28/31	990,019	985,687 (e)(k)(l)
Building Products — 0.3%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.811%	5/17/28	394,872	261,768 (e)(k)(l)
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	6.575%	2/10/32	900,000	891,027 (e)(k)(l)
Total Building Products				1,152,795
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.175%	5/12/28	989,743	989,823 (e)(k)(l)
Machinery — 0.2%
TK Elevator Midco GmbH, USD Term Loan Facility B2 (3 mo. Term SOFR + 3.500%)	7.737%	4/30/30	987,562	986,145 (e)(k)(l)
Passenger Airlines — 0.4%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.297%	2/22/31	1,395,751	1,394,502 (e)(k)(l)

Total Industrials				5,508,952
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.7%
Software — 0.5%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.325%	10/16/26	1,124,342	$1,096,374 (e)(k)(l)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.791%	7/1/31	798,000	774,475 (e)(k)(l)
Total Software				1,870,849
Technology Hardware, Storage & Peripherals — 0.2%
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	12.035%	6/16/26	684,224	655,486 (e)(k)(l)

Total Information Technology				2,526,335
Total Senior Loans (Cost — $33,624,123)				30,886,864
Asset-Backed Securities — 6.2%
720 East CLO Ltd., 2023-IA D (3 mo. Term SOFR + 5.850%)	10.152%	4/15/36	1,140,000	1,145,582 (a)(e)
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	9.038%	4/20/37	390,000	390,315 (a)(e)
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.953%	1/21/35	1,240,000	1,196,751 (a)(e)
AGL CLO Ltd., 2023-25A D (3 mo. Term SOFR + 5.300%)	9.593%	7/21/36	1,250,000	1,263,158 (a)(e)
AMMC CLO Ltd., 2021-24A DR (3 mo. Term SOFR + 2.950%)	7.243%	1/20/35	480,000	481,141 (a)(e)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.983%	1/25/38	820,000	835,939 (a)(e)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	11.403%	4/20/35	505,000	496,859 (a)(e)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.252%	7/15/37	770,000	779,648 (a)(e)
CarVal CLO Ltd., 2024-3A E (3 mo. Term SOFR + 6.350%)	10.921%	10/20/37	1,020,000	1,036,661 (a)(e)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	9.066%	4/19/35	300,000	301,141 (a)(e)
Fort Greene Park CLO LLC, 2025-2A ER (3 mo. Term SOFR + 4.400%)	8.717%	4/22/34	1,080,000	1,057,798 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2017-1A ER3 (3 mo. Term SOFR + 4.500%)	8.803%	4/20/34	470,000	462,143 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.811%	4/20/35	280,000	280,050 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.716%	1/20/38	1,260,000	1,263,085 (a)(e)
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Golub Capital Partners CLO Ltd., 2024-76A E (3 mo. Term SOFR + 5.750%)	10.492%	10/25/37	300,000	$301,159 (a)(e)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	10.244%	10/15/31	3,700,000	3,717,936 (a)(e)
Magnetite Ltd., 2019-24A ER (3 mo. Term SOFR + 6.400%)	10.702%	4/15/35	200,000	200,824 (a)(e)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.966%	1/25/38	1,050,000	1,049,860 (a)(e)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.492%	4/15/34	530,000	534,505 (a)(e)
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.893%	8/26/34	970,000	953,014 (a)(e)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.134%	10/15/34	1,000,000	997,430 (a)(e)
Ocean Trails CLO Ltd., 2022-12A ER (3 mo. Term SOFR + 7.500%)	11.793%	7/20/35	600,000	606,096 (a)(e)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.769%	4/17/37	600,000	586,138 (a)(e)
Octagon Investment Partners Ltd., 2018-1A C (3 mo. Term SOFR + 2.862%)	7.155%	1/20/31	425,000	425,029 (a)(e)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.143%	7/19/37	220,000	222,398 (a)(e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.243%	7/20/37	310,000	313,132 (a)(e)
Palmer Square Loan Funding Ltd., 2024-1A D (3 mo. Term SOFR + 4.900%)	9.202%	10/15/32	550,000	549,997 (a)(e)
RAD CLO Ltd., 2023-21A D1R (3 mo. Term SOFR + 2.600%)	6.917%	1/25/37	1,140,000	1,142,815 (a)(e)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.593%	4/18/37	280,000	284,893 (a)(e)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.993%	1/20/38	970,000	979,461 (a)(e)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.793%	4/20/37	140,000	142,799 (a)(e)

Total Asset-Backed Securities (Cost — $24,009,330)				23,997,757
Sovereign Bonds — 1.3%
Angola — 0.4%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000	1,422,376 (a)
Argentina — 0.5%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	353,986	228,764 (a)
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — continued
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,360,000	$1,324,640 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	340,000	321,236 (a)
Total Argentina				1,874,640
Bahamas — 0.4%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,630,000	1,572,950 (a)

Total Sovereign Bonds (Cost — $4,041,628)				4,869,966
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		33,858	855,253 (e)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		10,320	232,406 (e)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		18,881	468,249 (e)

Total Preferred Stocks (Cost — $1,550,609)				1,555,908
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.3%
Communication Services — 0.3%
Media — 0.3%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	840,849	940,648 (c)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	40,244	805 (b)

Total Convertible Bonds & Notes (Cost — $931,095)				941,453
			Shares
Common Stocks — 0.2%
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			360	8,640 *
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value

Industrials — 0.2%
Passenger Airlines — 0.2%
Spirit Airlines LLC			59,529	$833,410 *(f)(g)
Spirit Aviation Holdings Inc.			346	4,844 *(f)(g)(m)

Total Industrials				838,254
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			112,573	2,432 *(f)

Total Common Stocks (Cost — $848,638)				849,326
		Expiration Date	Warrants
Warrants — 0.2%
Industrials — 0.2%
Passenger Airlines — 0.2%
flyExclusive Inc.		5/28/28	18,769	2,260 *
Spirit Airlines LLC		3/12/30	42,296	592,144 *(a)(f)(g)(m)

Total Warrants (Cost — $532,855)				594,404
	Rate	Maturity Date	Face Amount†
Collateralized Mortgage Obligations(n) — 0.1%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $529,997)	7.023%	1/25/40	530,000	535,083 (a)(e)
Total Investments before Short-Term Investments (Cost — $368,216,766)				379,051,446
			Shares
Short-Term Investments — 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,431,995)	4.315%		3,431,995	3,431,995 (o)(p)
Total Investments — 99.5% (Cost — $371,648,761)				382,483,441
Other Assets in Excess of Liabilities — 0.5%				1,966,253
Total Net Assets — 100.0%				$384,449,694

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	The maturity principal is currently in default as of March 31, 2025.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	Restricted security (Note 8).
(n)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Rate shown is one-day yield as of the end of the reporting period.
(p)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated
Companies was $3,431,995 and the cost was $3,431,995 (Note 7).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2025
 Western Asset High Income Opportunity Fund Inc.
At March 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.44 Index	$4,150,000	6/20/30	5.000% quarterly	$213,977	$245,783	$(31,806)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Statement of assets and liabilities (unaudited)
March 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $368,216,766)	$379,051,446
Investments in affiliated securities, at value (Cost — $3,431,995)	3,431,995
Foreign currency, at value (Cost — $502,821)	480,927
Cash	47,381
Interest receivable	6,567,848
Deposits with brokers for centrally cleared swap contracts	316,743
Dividends receivable from affiliated investments	10,435
Receivable from brokers — net variation margin on centrally cleared swap contracts	6,409
Prepaid expenses	37,160
Total Assets	389,950,344
Liabilities:
Distributions payable	3,376,022
Payable for securities purchased	1,687,088
Investment management fee payable	247,520
Directors’ fees payable	8,822
Accrued expenses	181,198
Total Liabilities	5,500,650
Total Net Assets	$384,449,694
Net Assets:
Par value ($0.001 par value; 95,099,215 shares issued and outstanding; 500,000,000 shares authorized)	$95,099
Paid-in capital in excess of par value	583,779,354
Total distributable earnings (loss)	(199,424,759)
Total Net Assets	$384,449,694
Shares Outstanding	95,099,215
Net Asset Value	$4.04
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended March 31, 2025

Investment Income:
Interest	$16,760,724
Dividends from affiliated investments	105,162
Dividends from unaffiliated investments	38,300
Less: Foreign taxes withheld	(450)
Total Investment Income	16,903,736
Expenses:
Investment management fee (Note 2)	1,569,944
Shareholder reports	67,292
Directors’ fees	66,482
Legal fees	59,903
Transfer agent fees	28,535
Audit and tax fees	28,192
Stock exchange listing fees	24,335
Fund accounting fees	10,038
Insurance	1,225
Custody fees	808
Miscellaneous expenses	5,507
Total Expenses	1,862,261
Less: Fee waivers and/or expense reimbursements (Note 2)	(100,711)
Net Expenses	1,761,550
Net Investment Income	15,142,186
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	3,680,192
Swap contracts	(32,513)
Forward foreign currency contracts	247,503
Foreign currency transactions	(39,947)
Net Realized Gain	3,855,235
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(16,647,290)
Swap contracts	(31,806)
Foreign currencies	39,287
Change in Net Unrealized Appreciation (Depreciation)	(16,639,809)
Net Loss on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(12,784,574)
Increase in Net Assets From Operations	$2,357,612
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2025 (unaudited) and the Year Ended September 30, 2024	2025	2024
Operations:
Net investment income	$15,142,186	$32,431,857
Net realized gain (loss)	3,855,235	(5,069,467)
Change in net unrealized appreciation (depreciation)	(16,639,809)	20,685,749
Increase in Net Assets From Operations	2,357,612	48,048,139
Distributions to Shareholders From (Note 1):
Total distributable earnings	(20,256,133)	(32,786,512)
Return of capital	—	(7,725,754)
Decrease in Net Assets From Distributions to Shareholders	(20,256,133)	(40,512,266)
Increase (Decrease) in Net Assets	(17,898,521)	7,535,873
Net Assets:
Beginning of period	402,348,215	394,812,342
End of period	$384,449,694	$402,348,215
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:
	2025[1,2]	2024[1]	2023[1]	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$4.23	$4.15	$4.22	$5.45	$5.27	$5.50
Income (loss) from operations:
Net investment income	0.16	0.34	0.35	0.33	0.32	0.34
Net realized and unrealized gain (loss)	(0.14)	0.17	(0.05)	(1.20)	0.22	(0.20)
Total income (loss) from operations	0.02	0.51	0.30	(0.87)	0.54	0.14
Less distributions from:
Net investment income	(0.21)[3]	(0.35)	(0.32)	(0.33)	(0.30)	(0.31)
Return of capital	—	(0.08)	(0.05)	(0.03)	(0.07)	(0.07)
Total distributions	(0.21)	(0.43)	(0.37)	(0.36)	(0.37)	(0.38)
Anti-dilutive impact of repurchase plan	—	—	—	—	—	0.01 [4]
Anti-dilutive impact of tender offer	—	—	—	—	0.01 [5]	—
Capital contributions	—	—	—	—	—	0.00 [6]
Net asset value, end of period	$4.04	$4.23	$4.15	$4.22	$5.45	$5.27
Market price, end of period	$3.98	$4.05	$3.64	$3.68	$5.19	$4.90
Total return, based on NAV[7,8]	0.56%	12.87%	7.12%	(16.60)%	10.73%	3.13%[9]
Total return, based on Market Price[10]	3.63%	24.11%	8.67%	(23.16)%	13.92%	5.05%
Net assets, end of period (millions)	$384	$402	$395	$401	$518	$668
Ratios to average net assets:
Gross expenses	0.95%[11]	0.95%	0.94%	0.93%	0.91%	1.01%[12]
Net expenses[13,14]	0.90 [11]	0.93	0.94	0.93	0.89	0.99 [12]
Net investment income	7.72 [11]	8.16	8.19	6.66	5.82	6.35
Portfolio turnover rate	35%	45%	39%	79%	46%	63%

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]	The repurchase plan was completed at an average repurchase price of $3.67 for 1,150,582 shares and $4,227,008 for the year ended September 30, 2020.
[5]	The tender offer was completed at a price of $5.37 for 31,699,738 shares and $170,227,593 for the year ended September 30, 2021.
[6]	Amount represents less than $0.005 or greater than $(0.005) per share.
[7]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[9]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.
[10]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[11]	Annualized.
[12]
Included in the expense ratios are certain non-recurring legal and transfer agent fees that were incurred by the
Fund during the period. Without these fees, the gross and net expense ratios would have been 0.92% and 0.90%, respectively.

[13]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[14]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$57,141,693	$550,535	$57,692,228
Financials	—	31,579,426	0 *	31,579,426
Health Care	—	27,352,271	0 *	27,352,271
Other Corporate Bonds & Notes	—	198,196,760	—	198,196,760
Senior Loans:
Communication Services	—	5,144,096	119,550	5,263,646
Other Senior Loans	—	25,623,218	—	25,623,218
Asset-Backed Securities	—	23,997,757	—	23,997,757
Sovereign Bonds	—	4,869,966	—	4,869,966
Preferred Stocks	$1,555,908	—	—	1,555,908
Convertible Bonds & Notes	—	941,453	—	941,453
Common Stocks:
Health Care	8,640	—	—	8,640
Industrials	—	—	838,254	838,254
Real Estate	—	2,432	—	2,432
Warrants:
Industrials	—	2,260	592,144	594,404
Collateralized Mortgage Obligations	—	535,083	—	535,083
Total Long-Term Investments	1,564,548	375,386,415	2,100,483	379,051,446
Short-Term Investments†	3,431,995	—	—	3,431,995
Total Investments	$4,996,543	$375,386,415	$2,100,483	$382,483,441

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$31,806	—	$31,806

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of March 31, 2025, the total notional value of all credit default swaps to sell protection was $4,150,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended March 31, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(e) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of March 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(k) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.
FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset London provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. Western Asset London does not receive any compensation from the Fund and is paid by Western Asset for its services to the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Effective June 1, 2024, FTFA implemented a voluntary investment management fee waiver of 0.05% that will continue until May 31, 2025.
During the six months ended March 31, 2025, fees waived and/or expenses reimbursed amounted to $100,711, which included an affiliated money market fund waiver of $2,589.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$136,386,219
Sales	136,542,855

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

At March 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$374,577,637	$23,633,939	$(15,728,135)	$7,905,804
Swap contracts	245,783	—	(31,806)	(31,806)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2025.

LIABILITY DERIVATIVES[1]
Credit Risk
Centrally cleared swap contracts[2]	$31,806

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$(32,513)	$(32,513)
Forward foreign currency contracts	$247,503	—	247,503
Total	$247,503	$(32,513)	$214,990

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Credit Risk
Swap contracts	$(31,806)
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
During the six months ended March 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)†	$1,341,478
Forward foreign currency contracts (to sell)†	2,025,799
Average Notional Balance
Credit default swap contracts (sell protection)	$2,964,286

†	At March 31, 2025, there were no open positions held in this derivative.
5. Distributions subsequent to March 31, 2025
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
3/24/2025	4/1/2025	$0.0355
4/23/2025	5/1/2025	$0.0355
5/22/2025	6/2/2025	$0.0355
6/23/2025	7/1/2025	$0.0355
7/24/2025	8/1/2025	$0.0355
8/22/2025	9/2/2025	$0.0355
6. Stock repurchase program
On November 16, 2015, the Fund announced that the Fund’s Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended March 31, 2025, and the year ended September 30, 2024, the Fund did not repurchase any shares.
Since the commencement of the stock repurchase program through March 31, 2025, the Fund repurchased 2,433,258 shares or 1.88% of its common shares outstanding for a total amount of $10,070,498.
7. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

all or some portion of the six months ended March 31, 2025. The following transactions were effected in such company for the six months ended March 31, 2025.

	Affiliate Value at September 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,743,704	$68,459,815	68,459,815	$67,771,524	67,771,524

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$105,162	—	$3,431,995
8. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Aviation Holdings Inc., Common Shares	346	3/25	$4,212	$4,844	$14.00	0.00%(a)
Spirit Airlines LLC, Warrants	42,296	3/25	514,884	592,144 (b)	14.00	0.15
			$519,096	$596,988		0.15%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

9. Deferred capital losses
As of September 30, 2024, the Fund had deferred capital losses of $202,646,536, which have no expiration date, that will be available to offset future taxable capital gains.
Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
10. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset High Income Opportunity Fund Inc. 2025 Semi-Annual Report

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of Western Asset High Income Opportunity Fund Inc. was held on April 14, 2025, for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of Directors
Nominees	FOR	WITHHELD	ABSTAIN
Eileen A. Kamerick	74,482,254	1,655,109	921,388
Nisha Kumar	74,468,571	1,639,212	950,968
At the Meeting, Mses. Kamerick and Kumar were each duly elected by the shareholders to serve as Class III Directors of the Fund until the 2028 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
At March 31, 2025, in addition to Mses. Kamerick and Kumar, the other Directors of the Fund were as follows:
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Peter Mason
Hillary A. Sale
Jane Trust
Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended September 30, 2025.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
75,321,515	868,590	868,646	0
Western Asset High Income Opportunity Fund Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such

Western Asset High Income Opportunity Fund Inc.

withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.
Western Asset High Income Opportunity Fund Inc.

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Western Asset
High Income Opportunity Fund Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset High Income Opportunity Fund Inc.
620 Eighth Avenue
47th Floor
New York, NY 10018
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
HIO

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•  Personal information included on applications or other forms;
•  Account balances, transactions, and mutual fund holdings and positions;
•  Bank account information, legal documents, and identity verification documentation; and
•  Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•  Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•  Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset High Income Opportunity Fund Inc.
Western Asset High Income Opportunity Fund Inc.
620 Eighth Avenue
47th Floor
New York, NY 10018
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset High Income Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90073-S 5/25

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 23, 2025